Supplemental Cash Flow Disclosures	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Disclosure [Abstract]
Supplemental Cash Flow Disclosures
30.
Supplemental cash flow disclosures

	Year ended December 31
	2025	2024
Cash provided by (used in):
Accounts receivable	1,148	1,761
Biological assets	389	134
Inventory	(2,881)	2,448
Prepaid expenses and deposits	3,159	6,290
Investments	—	256
Right of use assets	(8,647)	(1,494)
Property, plant and equipment	(1,396)	156
Accounts payable and accrued liabilities	(382)	(18,344)
Lease liabilities	9,019	2,350
	409	(6,443)

Changes in non-cash working capital relating to:
Operating	1,432	(7,447)
Investing	(1,396)	383
Financing	373	621
	409	(6,443)